Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

	June 30, 2023	December 31, 2022
Cash on hand	53	36
Cash at banks	53,181	52,797
Total	53,234	52,833